Property and Equipment - Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 60,150	$ 24,156
Less accumulated depreciation and amortization	(18,255)	(8,725)
Property and equipment, net	41,895	15,431
Capitalized Internal-Use Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	18,541	11,104
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment, gross	4,524	1,383
Hosting Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	14,085	7,931
Computer Equipment and Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	4,310	1,680
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	15,144	1,717
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 3,546	$ 341